Schedule of Detailed Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 32,580,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	32,740,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	5,701,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	4,048,912
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	3,258,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	3,274,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	1,629,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	1,466,100
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	2,443,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	814,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 17	741,195
Bank Loans Schedule Of Detailed Short-term Bank Debt 18	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 19	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 20	523,840
Bank Loans Schedule Of Detailed Short-term Bank Debt 21	372,422
Bank Loans Schedule Of Detailed Short-term Bank Debt 22	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 23	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 24	2,455,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 25	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 26	1,735,220
Bank Loans Schedule Of Detailed Short-term Bank Debt 27	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 28	940,667
Bank Loans Schedule Of Detailed Short-term Bank Debt 29	137,165
Bank Loans Schedule Of Detailed Short-term Bank Debt 30	478,540
Bank Loans Schedule Of Detailed Short-term Bank Debt 31	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 32	381,306
Bank Loans Schedule Of Detailed Short-term Bank Debt 33	439,830
Bank Loans Schedule Of Detailed Short-term Bank Debt 34	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 35	1,135,844
Bank Loans Schedule Of Detailed Short-term Bank Debt 36	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 37	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 38	2,716,126
Bank Loans Schedule Of Detailed Short-term Bank Debt 39	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 40	1,003,953
Bank Loans Schedule Of Detailed Short-term Bank Debt 41	54,767,968
Bank Loans Schedule Of Detailed Short-term Bank Debt 42	$ 51,160,152